Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation [Abstract]
Summary of company's option activities under the 2007 Plan

The following table summarizes the Group’s option activities under the 2007 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2015	29,554,630	0.27	6.88	308
Granted	6,525,190	0.46
Forfeited	(4,042,580)	0.36

Outstanding, December 31, 2015	32,037,240	0.30	4.97	308

Vested and expect to vest at December 31, 2015	32,037,240	0.30	4.97	308

Outstanding, January 1, 2016	32,037,240	0.30	4.97	308
Granted	610,000	0.56
Forfeited	(5,190,297)	0.34

Outstanding, December 31, 2016	27,456,943	0.30	5.26	308

Vested and expected to vest at December 31, 2016	27,456,943	0.30	5.26	308

Outstanding, January 1, 2017	27,456,943	0.30	5.26	308
Granted	9,085,000	0.70
Forfeited	(8,007,606)	0.04

Outstanding, August 18, 2017	28,534,337	0.48	6.99	-

Vested and expected to vest at August 18, 2017	28,534,337	0.48	6.99	-

Summary of share based compensation on the original grant-date fair value of the award
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Converted under Assumed Options:
Outstanding, August 18, 2017	2,695,194	5.08	6.99	6,561
Granted	180,000	5.30
Forfeited	(49,804)	6.58

Outstanding, December 31, 2017	2,825,390	5.38	6.43	6,860

Vested and expected to vest at December 31, 2017	2,825,390	5.38	6.43	6,860

Schedule of estimated fair value of options
	Year 2015	Year 2016	Year 2017

Risk-free interest rates	1.95%-2.28%	1.58%-2.60%	1.06%-2.32%
Expected life (years)	10 years	10 years	10 years
Expected volatility	40%-45%	45%-46%	31.9%-43.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.20	2.20	2.20
Post-vesting forfeit rate	10%	10%	10%
Fair value of underlying ordinary shares	US$0.158-US$0.231	US$0.615-US$0.697	US$7.45
Fair value of share option	US$0.026-US$0.096	US$0.309-US$0.315	US$2.34-US$7.45

Schedule of compensation expense relating to share options granted to employees
For the year ended December 31, 2017

Cost of revenues	-
Sales and marketing expenses	1,470
General and administrative expenses	1,277
Research and development expenses	3,143

5,890